Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed Unaudited Balance Sheet) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 13,343	$ 1,922	¥ 14,355	$ 2,216	¥ 9,020	¥ 11,578
Total assets	593,437	85,473	603,771
Current liabilities	325,229	46,843	276,201
Total shareholders’ equity	265,211	38,198	319,698
Total liabilities and shareholders’ equity	593,437	85,473	603,771
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	226	33	11	$ 2	¥ 106	¥ 67
Other current assets	298,188	42,948	278,903
Investments in subsidiaries			389
Total assets	298,414	42,981	279,303
Current liabilities	67,626	9,740	60,426
Total shareholders’ equity	230,788	33,241	218,877
Total liabilities and shareholders’ equity	¥ 298,414	$ 42,981	¥ 279,303